Investment Strategy	Sep. 26, 2025
ARBITRAGE FUND | ARBITRAGE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In attempting to achieve its investment objective, under normal market conditions the Fund will seek to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of companies (both United States ((the "U.S.") and foreign) that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. Equity securities include common and preferred stock. The Fund may invest in equity securities of companies of any market capitalization. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The Fund's investment adviser (the "Adviser") uses various investment strategies, including short selling and the purchasing and selling of options, in an attempt to preserve capital during times of market stress and to minimize market exposure, correlation, and volatility. The Adviser expects the Fund's assets to be invested across various industries; however, if for example, a large percentage (namely, at least 50%) of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund's assets could be concentrated in that industry for that period of time.

The most common merger arbitrage activity, and the approach the Fund primarily uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company's common stock and/or other securities, as per the terms of the transaction, may be sold short. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's securities prior to the acquisition's completion. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Furthermore, the Fund may invest in other investment companies, including other funds advised by the Adviser, and in exchange traded funds ("ETFs").

The Fund generally engages in active and frequent trading of portfolio securities to achieve its investment objective. The Fund will generally sell or close out a security when the securities of the companies involved in the transaction no longer meet the Fund's expected return criteria when gauged by prevailing market prices and the relative risks of the situation. The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for defensive purposes, to preserve the Fund's ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after a period in which several transactions in which the Fund has invested close in a similar timeframe, yet before capital is redeployed to other opportunities.

WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in equity and debt and debt-like instruments (including high yield bonds commonly known as "junk bonds") of companies whose prices the Fund's investment adviser (the "Adviser") believes are or will be impacted by a corporate event. Specifically, the Fund employs investment strategies designed to capture price movements generated by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations, or other special situations (referred to as "event-driven opportunities"). The Fund may invest in both U.S. and foreign securities and may invest in securities of companies of any market capitalization and in debt securities of any maturity. The Fund may also invest in derivatives, such as options and swaps. Furthermore, the Fund may invest in exchange traded funds ("ETFs"). The Adviser expects the Fund's assets to be invested in various industries; however, if, for example, a large percentage (namely, at least 50%) of corporate events taking place within the U.S. are within one industry over a given period of time, a large portion of the Fund's assets could be concentrated in that industry for that period of time.

The Fund may utilize investment strategies such as merger arbitrage, convertible arbitrage, capital structure arbitrage, and special situations in order to profit from event-driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company's common stock and/or other securities as per the terms of the transaction may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm's convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund may sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments and net gains from the purchase and sale of the convertible securities' positions and the underlying common stocks.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.

Special Situations: The special situations strategy seeks to profit by investing in securities of companies whose stock price trades significantly higher or lower from where the Adviser believes they should trade, as the result of an ongoing or anticipated corporate catalyst. Corporate catalysts may include spin-offs, split-offs, asset sales, speculative mergers and acquisitions, transformational mergers and acquisitions, Dutch tenders (whereby an offer is made to purchase securities within a given price range through an auction structure, wherein shareholders are invited to sell shares over a specific time period by specifying the lowest price within the range that they will accept), regulatory changes, recapitalizations, refinancings, corporate levering/de-levering, un-solicited hostile offers, litigation, bankruptcy processes, distressed credit, and other catalysts. The strategy invests primarily in equity securities, but may also invest in debt, warrants, debentures, convertible securities, and preferred securities. The strategy may engage in short sales and derivatives to implement trading strategies and to mitigate volatility and market risk.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its principal investment objective. The Fund may sell or close out a security when the securities of the companies involved in the transaction no longer meet the Fund's expected return criteria when gauged by prevailing market prices and the relative risks of the situation. The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for defensive purposes, to preserve the Fund's ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after a period in which several transactions in which the Fund has invested close in a similar timeframe, yet before capital is redeployed to other opportunities. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

The Fund is non-diversified, which means that it may invest a greater portion of its assets in one or a limited number of issuers and may invest overall in a smaller number of issuers than a diversified fund.

WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a portfolio of debt securities including corporate bonds and debentures (including high yield bonds commonly known as "junk bonds"), bank loans, convertible and preferred securities, credit default swaps and other debt instruments and derivatives that the Fund's investment adviser (the "Adviser") believes have debt-like characteristics. The Fund invests in both U.S. and foreign debt securities. The principal types of derivatives in which the Fund may invest are credit default swaps, interest rate swaps, equity swaps, futures, and options.

The Fund invests primarily in debt securities whose returns the Adviser believes will be more correlated with the outcome of specific catalysts or events rather than overall market direction. These catalysts and events include mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings, and other special situations. The Fund also uses a relative value approach and may express positive views on specific issuers by taking long positions in cash bonds and/or derivatives and negative views on specific issuers by taking short positions in cash bonds and/or derivatives. The Fund uses fundamental research to identify mispricings or inefficiencies in these situations and assesses their potential impact on security prices.

The Fund may engage in short-term trading strategies and may engage in short sales and invest in derivatives. The principal short-term trading strategies may at times include convertible arbitrage, merger arbitrage, and capital structure arbitrage, which are discussed below. The Fund may seek to mitigate the risk of volatility (the appreciation or depreciation of the value of a security over a period of time) and duration (the impact of interest rate changes on fixed-income securities) by engaging in short sales and/or investing in derivatives, including credit default swaps, interest rate swaps, futures, and options. The Fund may purchase or sell short equity securities or derivatives as part of a hedging strategy or hold equity positions or other assets that the Fund receives as part of a reorganization process. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Furthermore, the Fund may invest in exchange traded funds ("ETFs").

The Fund is not limited with respect to its portfolio maturity or duration. The Fund may invest in debt securities without regard to their credit ratings, including securities that are unrated, and in debt securities with a wide variety of terms that may vary from security to security, including but not limited to optional and mandatory prepayment provisions, fixed, variable, semi-variable, and resettable interest rates and conversion options, as well as various combinations of these terms. The Fund may hold a significant portion of its assets in cash, money market or similar cash management funds, or short-term investments for defensive purposes, to preserve the Fund's ability to capitalize quickly on new market opportunities, or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after a period in which several transactions in which the Fund has invested close in a similar timeframe, yet before capital is redeployed to other opportunities.

Merger Arbitrage: Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing debt securities of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the securities of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company's common stock and/or other securities as per the terms of the transaction may be sold short.

Convertible Arbitrage: Convertible arbitrage is a specialized strategy that seeks to profit from pricing inefficiencies between a firm's convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy the Fund generally uses, matches a long position in the convertible security with a short position in the underlying common stock. The Fund seeks to purchase convertible securities at discounts to their expected future values and sell short shares of the underlying common stock in order to mitigate equity market movements. As stock prices rise and the convertible security becomes more equity sensitive, the Fund may sell short additional common shares in order to maintain the relationship between the convertible and the underlying common stock. As stock prices fall, the Fund will typically buy back a portion of shares which it had sold short. Positions are typically designed to earn income from coupon or dividend payments and net gains from the purchase and sale of the convertible securities' positions and the underlying common stocks.

Capital Structure Arbitrage: Capital structure arbitrage seeks to profit from relative pricing discrepancies between related debt and/or equity securities. For example, when the Fund believes that unsecured securities are overvalued in relation to senior secured securities, the Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher than anticipated. It is expected that, over time, the relative mispricing of the securities may decline, at which point the position will be liquidated.